SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, net (Details)	12 Months Ended
Dec. 31, 2020
Website
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	3 years
Computer equipment and purchased software
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years